Impaired Loans and Allowance for Loan Losses (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Impaired Loans and Valuation Allowance for Loan Losses (Textual) [Abstract]
Newly identified TDRs	$ 18,000,000
Impaired Loans and Valuation Allowance for Loan Losses (Additional Textual) [Abstract]
Loan default period	90 days
Accruing TDRs	41,900,000	71,600,000
Average recorded investment in impaired loans	96,439,000	119,528,000	149,058,000
Interest income on impaired loans	3,054,000	3,541,000	2,671,000
Impaired Loans, Interest Income Recognized due to change in present value	1,000,000	1,100,000
Nonaccrual loans and loans past due ninety days	40,955,000	28,526,000	68,284,000
Accrual Loans	1,000	0	0
Construction and land development [Member]
Impaired Loans and Valuation Allowance for Loan Losses (Textual) [Abstract]
Newly identified TDRs	100,000
Commercial real estate [Member]
Impaired Loans and Valuation Allowance for Loan Losses (Textual) [Abstract]
Newly identified TDRs	800,000
Residential real estate [Member]
Impaired Loans and Valuation Allowance for Loan Losses (Textual) [Abstract]
Newly identified TDRs	4,900,000
Consumer [Member]
Impaired Loans and Valuation Allowance for Loan Losses (Textual) [Abstract]
Newly identified TDRs	$ 100,000